Loans and Allowance for Loan Losses (Details 6) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Average recorded investment and interest income recognized on impaired loans
Average Recorded Investment, With no related allowance recorded	$ 22,523	$ 30,407
Average Recorded Investment, With an allowance recorded	20,929
Total impaired loans, Average Recorded Investment	43,452	52,841
Interest Recognized For the Period Ended, With no related allowance recorded	275	155
Interest Recognized For the Period Ended, With an allowance recorded	139
Total impaired loans, Interest Recognized For the Period Ended	414	285
Commercial, Financial, and Agricultural [Member]
Average recorded investment and interest income recognized on impaired loans
Average Recorded Investment, With no related allowance recorded	4,157	3,510
Average Recorded Investment, With an allowance recorded	776	655
Interest Recognized For the Period Ended, With no related allowance recorded	93	52
Interest Recognized For the Period Ended, With an allowance recorded	29	17
Real estate construction - residential [Member]
Average recorded investment and interest income recognized on impaired loans
Average Recorded Investment, With no related allowance recorded	1,137	1,273
Average Recorded Investment, With an allowance recorded	189	47
Interest Recognized For the Period Ended, With no related allowance recorded	7	0
Interest Recognized For the Period Ended, With an allowance recorded	0	0
Real estate construction - commercial [Member]
Average recorded investment and interest income recognized on impaired loans
Average Recorded Investment, With no related allowance recorded	1,692	3,568
Average Recorded Investment, With an allowance recorded	6,087	5,805
Interest Recognized For the Period Ended, With no related allowance recorded	0	0
Interest Recognized For the Period Ended, With an allowance recorded	0	0
Real estate mortgage - residential [Member]
Average recorded investment and interest income recognized on impaired loans
Average Recorded Investment, With no related allowance recorded	3,169	3,596
Average Recorded Investment, With an allowance recorded	2,604	3,203
Interest Recognized For the Period Ended, With no related allowance recorded	50	26
Interest Recognized For the Period Ended, With an allowance recorded	11	113
Real estate mortgage - commercial [Member]
Average recorded investment and interest income recognized on impaired loans
Average Recorded Investment, With no related allowance recorded	12,198	18,270
Average Recorded Investment, With an allowance recorded	11,271	12,724
Interest Recognized For the Period Ended, With no related allowance recorded	124	73
Interest Recognized For the Period Ended, With an allowance recorded	99	0
Consumer [Member]
Average recorded investment and interest income recognized on impaired loans
Average Recorded Investment, With no related allowance recorded	170	190
Average Recorded Investment, With an allowance recorded	2	0
Interest Recognized For the Period Ended, With no related allowance recorded	1	4
Interest Recognized For the Period Ended, With an allowance recorded	0	0
Installment Loans to Individuals [Member]
Average recorded investment and interest income recognized on impaired loans
Average Recorded Investment, With an allowance recorded		22,434
Interest Recognized For the Period Ended, With an allowance recorded		$ 130